Containers and Fixed Assets	12 Months Ended
Dec. 31, 2015
Containers and Fixed Assets

(7) Containers and Fixed Assets

Containers, net at December 31, 2015 and 2014 consisted of the following:

	2015	2014
Containers	$4,508,404	$4,301,173
Less accumulated depreciation	(810,393)	(671,291)

Containers, net	$3,698,011	$3,629,882

Trading containers had carrying values of $4,831 and $6,673 as of December 31, 2015 and 2014, respectively, and are not subject to depreciation. Containers held for sale had carrying values of $43,245 and $25,213 as of December 31, 2015 and 2014, respectively, and are also not subject to depreciation. All owned containers are pledged as collateral for debt as of December 31, 2015 and 2014.

Fixed assets, net at December 31, 2015 and 2014 consisted of the following:

	2015	2014
Computer equipment and software	$8,230	$7,255
Office furniture and equipment	1,456	1,429
Automobiles	41	43
Leasehold improvements	1,772	1,797

	11,499	10,524
Less accumulated depreciation	(9,836)	(9,139)

Fixed assets, net	$1,663	$1,385